SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)						1 Months Ended	6 Months Ended	12 Months Ended			17 Months Ended
		Nov. 01, 2023	Aug. 01, 2023	Dec. 15, 2022	Aug. 23, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Nov. 30, 2022	Dec. 31, 2020
Product Information [Line Items]
Accumulated deficit						$ 667,320,289		$ 676,677,485	$ 667,320,289		$ 676,677,485
Net loss								9,357,196	5,634,971	$ 21,665,704
Cash flows from operating activities								2,789,415	1,551,357	1,411,029
Accumulated revenue						286,276					240,000
Payment for purchase of assets				$ 5,980,000		5,980,000
Security deposit non current						91,209		91,000	91,209		91,000
Accounts receivable credit loss expense										1,147,131
Impairment loss of intangible assets								4,248,085	3,144,053	1,292,568
Impairment of assets	[1]							3,944,809	2,326,444
Goodwill															$ 8,107,014
Reestimated future operating cash flows
Cost of filecoin physical mining operations								1,424,312	1,380,600	702,679
Bitcoin Mining [Member]
Product Information [Line Items]
Revenue									783,090	664,307
Cost of filecoin physical mining operations									1,291,784
Cost of mining machines and mine leases									1,036,741
Lease cost									255,043
Filecoin Mining [Member]
Product Information [Line Items]
Revenue								285,928	348
Cost of filecoin physical mining operations								1,286,220	69,817
Lease cost								291,347	22,075
Depreciation cost								897,435	28,950
Direct labor costs								4,000	4,000
Software licensing costs								93,438
Software licensing costs									14,792
Business Consultation Services [Member]
Product Information [Line Items]
Cost of filecoin physical mining operations								138,092	19,000
Mercurity Limited And Nbpay Business [Member]
Product Information [Line Items]
Goodwill							$ 8,107,014			8,107,014
Filecoin [Member]
Product Information [Line Items]
Impairment loss of intangible assets								303,276
Bga Foundation Ltd [Member]
Product Information [Line Items]
Accounts receivable credit loss expense							$ 1,092,208
Beijing Qichi Trading Ltd [Member]
Product Information [Line Items]
Accounts receivable credit loss expense										$ 54,923
Contract Year One [Member]
Product Information [Line Items]
Security deposit non current						33,909			33,909
Contract Year Second and Third [Member]
Product Information [Line Items]
Security deposit non current								57,300			57,300
Securities Purchase Agreement [Member]
Product Information [Line Items]
Reorganization value						$ 5,000,000			$ 5,000,000				$ 5,000,000	$ 3,150,000
Unsecured convertible promissory note													$ 9,000,000
Securities Purchase Agreement [Member] | Unsecured Convertible Promissory Note [Member]
Product Information [Line Items]
Unsecured convertible promissory note								6,000,000			$ 6,000,000	$ 9,000,000
Consulting Agreements With Chinese Media Company [Member]
Product Information [Line Items]
Agreed amount of immutable consideration					$ 160,000
Agreed services percentage									50.00%
Consultation service revenue								$ 80,000	$ 80,000
Supplementary Comprehensive Service [Member]
Product Information [Line Items]
Agreed services percentage								40.00%
Consultation service revenue								$ 60,000
Revenue			$ 150,000
Financial Consulting Agreement [Member]
Product Information [Line Items]
Consultation service revenue								$ 20,000
Revenue		$ 50,000

[1]	As of April 22, 2024, the Company has not made positive progress in recovering its crypto assets out of control. Although it is considered inappropriate from a legal perspective for the Sheyang County Public Security Bureau to implement seizure procedures on the Company’s crypto assets, the Company still cannot estimate the time it may take to recover those crypto assets. Therefore, the Company has decided to make a provision for impairment of all the crypto assets out of control, with the impairment amount of $3,944,809 for the year ended December 31, 2023, to eliminate the potential significant uncertainty on the financial statements.